Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue		$ 1,511	$ 1,057	$ 4,343	$ 1,755
Operating expenses:
Cost of revenue (exclusive of depreciation and amortization below)		128	60	240	110
Research and development		19,723	13,012	37,604	23,020
General and administrative		11,051	2,184	20,276	4,096
Sales and marketing		547	372	1,948	600
Depreciation and amortization		1,639	1,259	3,256	2,535
Other operating income, net		(1,586)	(307)	(5,724)	(318)
Total operating expenses		31,502	16,580	57,600	30,043
Loss from operations		(29,991)	(15,523)	(53,257)	(28,288)
Other income (expense), net:
Interest income (expense), net		2,319	342	2,129	894
Loss on fair value of earn-out share liabilities, net		(10,597)	0	(7,764)	0
Loss on derivative instruments, net		(1,907)	0	(1,907)	0
Other income (expense), net		(1,875)	41	(1,856)	49
Total other income (expense), net		(12,060)	383	(9,398)	943
Net loss		$ (42,051)	$ (15,140)	$ (62,655)	$ (27,345)
Net loss per share, basic (in dollars per share)	[1]	$ (0.14)	$ (0.27)	$ (0.34)	$ (0.49)
Net loss per share, diluted (in dollars per share)	[1]	$ (0.14)	$ (0.27)	$ (0.34)	$ (0.49)
Weighted average shares outstanding, basic (in shares)	[1]	299,964,510	55,786,865	186,551,397	55,718,926
Weighted average shares outstanding, diluted (in shares)	[1]	299,964,510	55,786,865	186,551,397	55,718,926
Comprehensive loss:
Net loss		$ (42,051)	$ (15,140)	$ (62,655)	$ (27,345)
Cumulative translation adjustment		454	916	237	979
Net comprehensive loss		$ (41,597)	$ (14,224)	$ (62,418)	$ (26,366)

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.